Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Other Current Liabilities [Abstract]
Other Current Liabilities
22.	OTHER CURRENT LIABILITIES

	As of December 31,
	2021	2020
	US$’000	US$’000
Contract liabilities	612	259
Dividend payable	671	691
Onerous contracts provisions	9,640	5,105
Other current liabilities	3,212	1,771
Total	14,135	7,826

Other current liabilities include undue value added tax, unpaid withholding tax, and other miscellaneous liabilities.

22(a)Onerous contracts provisions

	2021	2020
	US$’000	US$’000
At January 1	5,105	238
Recognized	6,241	4,658
Reversed	(1,401)	—
Exchange differences	(305)	209
At December 31	9,640	5,105

22(b)Contract Liabilities

	As of December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Current contract liabilities
Advance from customers	511	156	93
Custodial service	50	44	63
Transportation service	51	59	60
Total current contract liabilities	612	259	216

Our Company recognizes contract liabilities when it receives advance payments from customers before performance obligations have been performed.

22.	OTHER CURRENT LIABILITIES (continued)

22(b)Contract Liabilities (continued)

Revenue recognized in relation to contract liabilities

	For the year ended December 31,
	2021	2020
	US$’000	US$’000
Revenue recognized that was included in the contract liabilities balance at the beginning of the year
Advance from customers	156	93
Custodial service	40	60
Transportation service	44	56
	240	209